Exhibit 99.4

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Note Payment Detail

Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Principal Payment Amount	Interest Payment Amount	Total Principal and Interest Amount	Ending Balance
A	36159LCR5	0.93875%	475,000,000.00	475,000,000.00	0.00	371,588.54	371,588.54	475,000,000.00
B	36159LCV6	1.28875%	10,000,000.00	10,000,000.00	0.00	10,739.58	10,739.58	10,000,000.00
C	36159LCW4	1.88875%	15,000,000.00	15,000,000.00	0.00	23,609.38	23,609.38	15,000,000.00
Totals			500,000,000.00	500,000,000.00	0.00	405,937.50	405,937.50	500,000,000.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	7,927,268,702.80
New Volume	2,112,990,915.58
Principal Collections	2,272,553,208.12
Default Amount	221,144.23
Ending Combined Outstanding Principal Balance	7,767,485,266.03

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	7,767,485,266.03
Adjustment for charged-off Receivables	7,286,478.47
Aggregate Principal Receivables	7,760,198,787.56

Overconcentrations
Product Line Overconcentrations	105,460,126.28
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	0.00

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	2,272,553,208.12	22,120,398.27	2,250,432,809.85
Non Principal Collections	49,394,843.24	567,932.69	48,826,910.55
Total Collections	2,321,948,051.36	22,688,330.95	2,299,259,720.40

Defaults
Default Amount	221,144.23	0.00	221,144.23

Asset Performance
Annualized Yield			7.39%
Monthly Payment Rate			28.77%
Default Rate			0.03%

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount	6.72%
Allocation Percentage for Principal Collections	6.72%
Non Principal Collections Allocated to Series	3,279,750.56
Principal Collections Allocated to Series	151,163,737.30
Default Amount Allocated to Series	14,854.47

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series	3,279,750.56
Investment Earnings in Series Accounts	2,235.67
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series	0.00
Available Non Principal Collections Allocated to Series	3,281,986.23

(i)	(A)	Amount to Indenture Trustee	1,450.00
	(B)	Amount to Trustee	0.00
	(C)	Amount to Administrator	87.96
	(D)	Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee		875,000.00
	Unpaid Servicer Advances and interest thereon		0.00

(iii)	Class A Monthly Interest		371,588.54
(iv)	Class B Monthly Interest		10,739.58
(v)	Class C Monthly Interest		23,609.38

(vi)	Investor Default Amount (treated as Available Principal Collections)		14,854.47
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00
(viii)	Amount Required to be Deposited into the Reserve Account		0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian		0.00
	Indenture Trustee 0.00, Trustee 0.00, Administrator 0.00, Custodian 0.00

(x)	Amounts otherwise required to be Deposited into the Principal Account		0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		1,984,656.30

(xii)	(If Early Amortization Period has occurred)		0.00
	Make principal payments, then release to Issuer to make required yield payments on the Principal Overcollateralization Amount

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Excess Non Principal Collections for Series 2012-2	2,829,327.24
Excess Non Principal Collections for Series 2014-1	2,752,853.67
Excess Non Principal Collections for Series 2014-2	2,019,012.17
Excess Non Principal Collections for Series 2015-1	1,876,557.34
Excess Non Principal Collections for Series 2015-2	1,138,625.68
Total Excess Non Principal Collections	10,616,376.10

Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2014-1	0.00
Non Principal Shortfalls for Series 2014-2	0.00
Non Principal Shortfalls for Series 2015-1	0.00
Non Principal Shortfalls for Series 2015-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	10,616,376.10

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	151,163,737.30
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	14,854.47
Available Principal Collections Treated as Shared Principal Collections	151,178,591.77

Controlled Accumulation Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Series Specific Excess Non-Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	859,331,124.29
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	859,331,124.29

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	500,000,000.00
Required Reserve Account Amount	12,500,000.00

Reserve Account Investment Earnings	2,165.97
Beginning Reserve Account Amount	12,500,000.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	12,500,000.00

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	25,000,000.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		515,486.46
Disbursements		515,486.46
Ending Balance		0.00
Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		7,760,198,787.56
Note Principal Balance	2,842,105,578.00
Principal Overcollateralization Amount	142,105,579.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		2,984,211,157.00
Free Equity Amount		4,775,987,630.56

Minimum Free Equity Percentage		0.00%
Total Overconcentration		105,460,126.28
Minimum Free Equity Amount		105,460,126.28

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		4,775,987,630.56
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		4,775,987,630.56

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Summary of Allocation of Collections
Total Principal Collections	2,250,432,809.85
Principal Collections Allocated to Series 2012-2	238,679,767.06
Principal Collections Allocated to Series 2014-1	214,811,626.52
Principal Collections Allocated to Series 2014-2	159,119,723.48
Principal Collections Allocated to Series 2015-1	151,163,737.30
Principal Collections Allocated to Series 2015-2	95,471,833.98
Principal Collections Not Allocated to Any Series and Released to Issuer	1,391,186,121.51

Total Non Principal Collections	48,826,910.55
Non Principal Collections Allocated to Series 2012-2	5,178,557.47
Non Principal Collections Allocated to Series 2014-1	4,660,698.17
Non Principal Collections Allocated to Series 2014-2	3,452,369.02
Non Principal Collections Allocated to Series 2015-1	3,279,750.56
Non Principal Collections Allocated to Series 2015-2	2,071,421.41
Non Principal Collections Not Allocated to Any Series and Released to Issuer	30,184,113.92

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?	No

(2) Are there any material breaches of pool asset representations and warranties or covenants?	No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?	No

(4) Has the master servicer made any Servicer Advances during the previous collection period?	No

(5) Has an Early Amortization Event occurred?	No

(6) Has the Monthly Payment Rate trigger been met?	No

Current Month's Monthly Payment Rate	28.77%
Prior Month's Monthly Payment Rate	29.29%
Second Prior Month's Monthly Payment Rate	24.28%
3 Month Average Monthly Payment Rate	27.44%

(7) Has the Default Rate trigger been met?		No

Current Month's Default Rate	0.03%
Prior Month's Default Rate	0.03%
Second Prior Month's Default Rate	0.12%
3 Month Average Default Rate	0.06%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	12,500,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	500,000,000.00
Reserve Account trigger	11,250,000.00

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more preceding consecutive monthly determination dates?		No

Current Month	.92%
(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		No
Number of accounts added / removed : 0
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition / removal: 0

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	5/20/2016
Collection Period Ended:	4/30/2016
Closing Date:	2/4/2015
Next Payment Date:	6/20/2016
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Delinquency

	Count of	Amount	Percentage of Total	Percentage of Total
Days Outstanding	Accounts	(Dollars in Millions)	Receivables Outstanding	Accounts Outstanding
30-59	208	6.3	0.08%	0.89%
60-89	142	1.3	0.02%	0.61%
90-119	56	1.0	0.01%	0.24%
120-149	28	0.3	0.00%	0.12%
150-179	25	0.6	0.01%	0.11%
180+	51	0.9	0.01%	0.22%
*Total	510	10.4	0.13%	2.18%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the___ day of__________ , ___________ .

Wells Fargo Bank, N.A.

as Master Servicer

BY:
NAME: Manuel Correa
TITLE: Authorized Signatory

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